PENSION BENEFITS (Tables)	12 Months Ended
Dec. 31, 2016
Compensation And Retirement Disclosure [Abstract]
Benefit Obligations, Fair Value of Plan Assets, and Funded Status

The following table sets forth the plan’s benefit obligations, fair value of plan assets, and funded status at December 31, 2015 and 2016:

	December 31
(in US$ thousands)	2015	2016
Benefit Obligation	$201	$263
Fair value of plan assets	310	325
	$(109)	$(62)
Amounts recognized in the balance sheet consist of:
Noncurrent liabilities (assets)	$(109)	$(62)
Accumulated other comprehensive income	—	—
Net amount recognized	$(109)	$(62)
Amounts recognized in accumulated comprehensive income consist of:
Unrecognized net gain (loss)	$—	$(58)

Pension Cost

For the years ended December 31, 2015 and 2016, the net period pension cost consisted of the following:

	December 31
(in US$ thousands)	2015	2016
Service cost	$—	$—
Interest cost	5	4
Expected return on plan assets	(6)	(6)
Amortization of prior service cost	—	—
Amortization of net loss	—	—
Curtailment gain	(57)	—
	$(58)	$(2)

Weighted Average Assumptions Used to Determine Benefit Obligations	Weighted average assumptions used to determine benefit obligations for 2015 and 2016 were as follows:
	December 31
	2015	2016
Discount rate	1.875%	1.375%
Rate of compensation increase	1.50%	2.00%

Schedule of Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost

Weighted average assumptions used to determine net periodic benefit cost for end of fiscal year were as follows:

	2015	2016
Discount rate	2.00%	1.875%
Rate of return on plan assets	2.00%	1.875%
Rate of compensation increase	1.50%	2.00%